DISCONTINUED OPERATIONS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Jan. 31, 2013 Proved Oil and Gas Properties - Weld County, CO [Member]	Dec. 31, 2012 Proved Oil and Gas Properties - Weld County, CO [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of disposal group held for sale		$ 1,600,000	$ 1,600,000
Gain on disposal of property		143,608
Amortization	449	65,038
Revenues from oil and gas sales, discontinued operations				78,726
Operation expenses, discontinued operations				50,985
Operating income, discontinued operations				$ 27,741